Discontinued Operations - Schedule of Results of Operations Included in Loss from Discontinued Operations (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
Discontinued Operations and Disposal Groups [Abstract]
Revenues		$ 1,500	$ 1,500	$ 12,077
Cost of Goods Sold		508	508	2,480
Gross Profit		992	992	9,597
General and administrative expense		14,391	14,162	35,457
Depreciation			229
Total Expense		14,391	14,391	35,457
Provision for income taxes
Loss from Discontinued Operations, Net of Tax Benefits		$ (13,399)	$ (13,399)	$ (25,860)